As filed with the Securities and Exchange Commission on July 30, 1999


                                            1933 Act Registration No.  333-52965
                                           1940 Act Registration No.    811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 2 [ X ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                                 Amendment No. 3

                       MITCHELL HUTCHINS LIR MONEY SERIES

               (Formerly, Mitchell Hutchins Institutional Series)
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate   Date  of  Proposed  Public   Offering:   Effective  Date  of  this
Post-Effective Amendment.

It is proposed that this filing will become effective:
[ ]  Immediately upon filing  pursuant to Rule 485(b)
[ ]  On pursuant to Rule 485(b)
[ ]  60 days after filing  pursuant to Rule  485(a)(1)
[ ]  On pursuant to Rule  485(a)(1)

[X]  75 days after filing pursuant to Rule 485(a)(2)

[ ]  On pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest

                          LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND





                         -------------------------------

                                   PROSPECTUS

                                [________ , 1999]

                         -------------------------------


This prospectus offers Correspondent Class Shares of these money market funds. Correspondent Class Shares are offered through firms that have arrangements with Correspondent Services Corporation ("CSC") and certain other financial services firms for the benefit of their clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                    CONTENTS

                                    THE FUNDS
                     ---------------------------------------

What every investor         3   Premier Money Market Fund
should know about           7   Premier Tax-Free Money Market Fund
the funds                  11   More About Risks and Investment Strategies

                                 YOUR INVESTMENT
                     ---------------------------------------


Information for            12   Managing Your Fund Account
managing your fund         12   Buying Shares
account                    13   Selling Shares
                           14   Exchanging Shares
                           14   Pricing and Valuation

                             ADDITIONAL INFORMATION
                     ---------------------------------------


Additional important       15   Management
information about          16   Dividends and Taxes
the funds

                     ---------------------------------------


Where to learn more             Back Cover
about the funds


                         -------------------------------
                         The funds are not a complete or
                          balanced investment program.
                         -------------------------------

PREMIER MONEY MARKET FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High level of current income consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund. It seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund may invest in any of these money market instruments. It invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc. serves as the fund's investment adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not completely risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risks. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the Premier Money Market Fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

PREMIER MONEY MARKET FUND -- TOTAL RETURN

The chart below contains the following plot points:

1992      3.11%
1993      2.48%
1994      3.45%
1995      5.24%
1996      4.72%
1997      4.77%
1998      4.75%

      Calendar year total return as of December 31, 1998   -   4.75%

      Best quarter during years shown:  3rd quarter, 1991  -   1.31%
      Worst quarter during years shown:  2nd quarter, 1993 -   0.59%


      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year                  4.75%
Five Years                4.59%
Life of Fund              4.16%
(5/20/91)

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a % of offering price)                                  None

Maximum Contingent Deferred Sales Charge
(Load) (as a % of offering price)                                     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                 Retail Shares
                                                                 -------------
Management Fees                                                      0.20%

Distribution and/or Service
(12b-1) Fees                                                         0.60%

Other Expenses(1)                                                    0.21%
                                                                     ----
Total Annual Fund Operating Expenses                                 1.01%

Expense Reimbursements(2)                                            0.11%
                                                                     ====

Net Expenses(2)                                                      0.90%


(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR             3 YEARS           5 YEARS        10 YEARS

        $92                $287             $498           $1103

PREMIER TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are exempt from federal income tax. The fund may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.

Mitchell Hutchins Asset Management Inc. serves as the fund's investment adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not completely risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risks. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the Premier Tax-Free Money Market Fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

PREMIER TAX-FREE MONEY MARKET FUND -- TOTAL RETURN

The chart below contains the following plot points:

1997      2.90%
1998      2.83%

      Calendar year total return as of June 30, 1999 - December 31, 1999 - 2.83%

      Best quarter during years shown:  2nd quarter, 1998 -   0.75%
      Worst quarter during years shown:  4th quarter, 1998 -   0.66%

      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year                  2.83%
Life of Fund              2.86%
(10/7/96)

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a % of offering price)                                  None

Maximum Contingent Deferred Sales Charge
(Load) (as a % of offering price)                                     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                 RETAIL SHARES
Management Fees                                                      0.20%

Distribution and/or Service (12b-1) Fees                             0.43%

Other Expenses(1)                                                    0.39%
                                                                     ----
Total Annual Fund Operating Expenses                                 1.02%

Expense Reimbursements(2)                                            0.34%
                                                                     ====

Net Expenses(2)                                                      0.68%

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR             3 YEARS           5 YEARS        10 YEARS

        $69                $291             $530           $1217

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. The main risks that apply to a particular fund are identified under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. In addition, changes in a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that when interest rates are rising, a fund's income will tend to increase more slowly than money market interest rates. Similarly, when interest rates are falling, a fund's income generally will tend to fall more slowly. The value of a fund's municipal money market instruments could fall due to adverse political or regulatory developments concerning tax exemptions for municipal securities.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the funds and the trading systems used by the funds could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to this issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the composition and the weighted average maturity of a fund's portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

When  market  conditions  warrant,   Premier  Tax-Free  Money  Market  Fund  may
temporarily invest all or a portion of its net assets in cash or taxable money market instruments.

YOUR INVESTMENT

MANAGING YOUR FUND ACCOUNT

BUYING SHARES

The funds  offer  their  shares  only to clients of certain  securities  dealers
(correspondent firms) that have securities clearing arrangements with Correspondent Services Corporation (CSC) or certain other financial services firms. These clients include qualified retirement plans and individual retirement accounts. You must buy shares through your Investment Representative at your correspondent firm or financial services firm.

You may buy shares of the funds at the net asset value per share on the same business day after receipt and acceptance of the purchase order by the transfer agent, subject to timely receipt of federal funds for the purchase as provided below. You can place a purchase order through your Investment Representative who must then send the order to the transfer agent prior to noon, Eastern time. Federal funds must be available to the fund by 4:00 p.m., Eastern time.

Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to a fund. A business day is any day that the Boston offices of the funds' custodian, the New York City offices of Mitchell Hutchins and the transfer agent and your correspondent firm's offices(s) are open for business.

Each fund's shares are sold at net asset value. However, under a Rule 12b-1 plan adopted by the funds, Correspondent Class Shares pay annual fees of 0.60% of average net assets for the Premier Money Market Fund and 0.43% of average net assets for the Premier Tax-Free Money Market Fund. The funds pay this fee for services and expenses relating to the sale and distribution of the funds' shares and/or for providing shareholder services. Because these fees are paid from the funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares. The availability of fund shares to customers of correspondent firms or the funds' distributor may vary depending on the arrangements between CSC and those firms.

BUYING SHARES AUTOMATICALLY

Your correspondent firm or other financial services firm may have arrangements with CSC to permit you to invest automatically in a fund. Under these arrangements, all free cash credit balances (that is, immediately available funds) of $1.00 or more in your brokerage account (with a $1,000 minimum investment to open the account) are automatically invested in the fund on a daily basis. These purchases are made daily for settlement the next business day. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. Please consult your Investment Representative for more information about the availability of this automatic purchase feature.

MINIMUM INVESTMENTS:

  To open an account ....................................$1,000
  To open an Individual Retirement
  Account (IRA)..........................................[$25]
  To add to an account ..................................None

The funds will waive the minimum to add to an account for automatic purchases made with free cash credit balances in your linked brokerage account, as described above.

The funds may change their minimum investment requirements at any time.

Correspondent firms or other participating financial services firms may set a higher or lower minimum for their customers, provided that the aggregate amounts purchased meet the above minimums. Your Investment Representative at your correspondent firm is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Speak with your Investment Representative for more information.

SELLING SHARES

You may sell your fund shares by contacting your Investment Representative, by check or through the funds' systematic withdrawal plan. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your brokerage account, unless you instruct your Investment Representative otherwise.

You may place a sales order through your Investment Representative who must then provide the order to the transfer agent up until noon, Eastern time, on any business day.

You may request sales proceeds at any time by following the instructions related to your account at your correspondent firm. Your correspondent firm is responsible for transmitting the sales order to the transfer agent and crediting your account on a timely basis. The funds will not accept requests to sell shares by wire or telephone from you or your financial institution. Your Investment Representative may charge a fee for transmitting the sales order. Please contact your Investment Representative if you have questions about sales order requirements.

SELLING BY CHECK

You may sell your fund shares by using a check drawn on your fund account. You may obtain a supply of checks from the transfer agent. [Insert instructions.] When the transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account or if you write a check, the payee will receive a returned check. You should not attempt to sell all the shares in your account by writing a check because the amount of the fund shares is likely to change each day as you earn dividends. You may not close your account by check.

The transfer agent may impose charges for specially imprinted checks, business checks, stop payment orders, copies of canceled checks and checks returned for insufficient funds. You will pay these charges through automatic sales of an appropriate number of your fund shares. The transfer agent may modify or terminate the checkwriting service at any time or impose service fees for checkwriting.

You may obtain the necessary forms for the checkwriting service from your Investment Representative. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

SELLING SHARES AUTOMATICALLY

CSC and the funds' distributor have instituted an automatic sales procedure applicable to fund shareholders. CSC or the funds' distributor may use this procedure if you have outstanding amounts due as a result of securities purchases or other transactions. CSC or the funds' distributor may review your securities account each business day prior to noon, Eastern time and automatically sell a sufficient number of fund shares to satisfy any outstanding amounts due from your account. This procedure will occur on the business day prior to the day you are obligated to make a payment. Your correspondent firm or financial services firm will receive these sales proceeds on the day following the sales date.

SYSTEMATIC WITHDRAWAL PLAN

You may receive automatic payments from your account on a monthly, quarterly or semi-annual basis if you have a [$1,000] balance in your fund account. The minimum withdrawal is [$50.] Ordinarily, sales proceeds will be on deposit in your designated account at an Automatic Clearing House member bank two business days after the withdrawal. You may request that payment by check to yourself or a third party. You, your correspondent firm, the transfer agent, or a fund may request that your participation in the systematic withdrawal plan end at any time.

If you are a retirement plan participant, you may be eligible for participation in the systematic withdrawal plan. You may use these services only if

o    you are eligible for distributions from your retirement plan,
o your retirement plan permits participants to direct the investment of their retirement plan balances and
o    you are at least 59 1/2 years old

Please contact your Investment Representative, for more information on the systematic withdrawal plan.

ADDITIONAL INFORMATION

It costs the funds money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, you will be notified that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

Each fund's shares are bought and sold without charge to the shareholder. Correspondent firms or other financial services firms buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your account with your correspondent firm or other financial services firm before purchasing shares. A correspondent firm buying or selling shares on your behalf is responsible for transmitting orders to the transfer agent in accordance with its shareholder agreements and the procedures noted above.

EXCHANGING SHARES

You may exchange Correspondent Class Shares of one fund for Correspondent Class Shares of the other fund based on the next determined net asset value per share. You may place an exchange order up until noon, Eastern time, for each fund. Exchange orders received after these times are executed on the next business day. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You may place an exchange order through your Investment Representative, who must then send the order on a timely basis to the transfer agent as noted above.

Exchange transactions must meet the minimum initial investment of the new fund. There is no minimum for subsequent exchanges between fund accounts once they have been activated except as noted above.

The funds may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share for a fund is the total value of the fund divided by the total number shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for each fund is determined once each business day at noon, Eastern time, on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling or exchanging your shares will be the net asset value that is next calculated after the fund accepts your order.

MANAGEMENT


INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019 and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of [__] investment companies with [__] separate portfolios and aggregate assets of approximately [$__._] billion.

ADVISORY FEES

Each fund will pay advisory and administration fees to Mitchell Hutchins at the annual rate of 0.20% of its average daily net assets.

DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly.  Each fund distributes
any  net  short-term   capital  gain  annually,   but  may  make  more  frequent
distributions if necessary to maintain its share price at $1.00 per share.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares of the same class. You must contact your Investment Representative if you prefer to receive dividends by check.

TAXES

Premier Tax-Free Money Market Fund seeks to pay dividends that are exempt from federal income tax. Premier Money Market Fund expects that its dividends will be taxed primarily as ordinary income.

Each fund will tell you annually how you should treat its dividends for tax purposes.

A portion of each fund's dividends may be subject to federal and state income taxes. Each fund also may pay dividends that are subject to the federal alternative minimum tax.

Any taxable dividends you receive from a fund will be taxable to you regardless of whether you receive them in additional fund shares or in cash.

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Investment Representative. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-[ ].

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330
o     Free, from the SEC's Internet website at: http://www.sec.gov











Mitchell Hutchins LIR Money Series
   -- LIR Premier Money Market Fund
   -- LIR Premier Tax-Free Money Market Fund
Investment Company Act File No. 811-08767

                          LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      Premier Money Market Fund and Premier Tax-Free Money Market Fund are series of Mitchell Hutchins LIR Money Series, a Delaware business trust ("Trust"). Mitchell Hutchins LIR Money Series is a no-load, open-end investment company offering shares in three separate, diversified, money market funds. Premier Money Market Fund seeks a high level of current income consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. Premier Tax-Free Money Market Fund seeks a high level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term money market instruments that are exempt from federal income tax.

      Each fund offers Correspondent Class Shares through certain correspondent firms and certain other financial services firms for the benefit of their customers.

      The funds' investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated.

      Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. The Annual Report accompanies this Statement of Additional Information. You may obtain an
additional copy of the funds' Annual Report by calling toll-free [          ].

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated [_______ __, 1999]. A copy of the Prospectus may be obtained by calling your [Investment Representative] at your correspondent firm or by calling toll-free [ ]. This Statement of Additional Information is dated [________ __, 1999].



                         TABLE OF CONTENTS
                                                              PAGE

        The Funds and Their Investment Policies.........        2
        The Funds' Investments, Related Risks and
        Limitations.....................................
        Organization of the Trust; Trustees and Officers
           and Principal Holders of Securities..........
        Investment Advisory and Distribution Arrangements
        Portfolio Transactions..........................
        Additional Purchase and Redemption Information;
           Service Organizations........................
        Valuation of Shares.............................
        Performance Information.........................
        Taxes...........................................
        Other Information...............................
        Financial Statements............................

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

      PREMIER MONEY MARKET FUND'S investment objective is high current income to the extent consistent with preservation of capital and the maintenance of liquidity. The fund invests in a diversified portfolio of high quality, short-term U.S. dollar-denominated money market instruments. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. These instruments include (1) commercial paper and other short-term obligations of corporations, partnerships, trusts and other entities, (2) U.S. government securities, (3) certificates of deposit and other bank obligations, (4) funding agreements and other insurance company obligations and (5) repurchase agreements regarding any of the foregoing. The fund may invest in foreign money market instruments, but only if they are denominated in U.S. dollars. The fund's investments may include variable and floating rate securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      The fund may invest in obligations (including certificates of deposit, bankers' acceptances and similar obligations) of U.S. and foreign banks having total assets at the time of purchase in excess of $1.5 billion. The fund may invest in non-negotiable time deposits of U.S. banks, savings associations and similar depository institutions only if the institution has total assets at the time of purchase in excess of $1.5 billion and the time deposits have a maturity of seven days or less.

      The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of the value of its total assets for temporary purposes, including through entering into reverse repurchase agreements. The fund may invest up to 10% of its total assets in the securities of other money market funds.

      PREMIER TAX-FREE MONEY MARKET FUND'S investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and maintenance of liquidity. The fund invests substantially all of its assets in high quality, short-term money market instruments having or deemed to have remaining maturities of 13 months or less issued by states, municipalities, public authorities and other issuers, the interest from which is exempt from federal income tax ("Municipal Securities"). These instruments include (1) municipal commercial paper, (2) municipal bonds and notes and (3) variable and floating rate municipal securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      Municipal bonds include industrial development bonds ("IDBs"), private activity bonds ("PABs"), moral obligation bonds, municipal lease obligations and certificates of participation therein and put bonds. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). Under normal market conditions, the fund intends to invest in Municipal Securities that pay interest that is not an item of tax preference for purposes of the AMT ("AMT exempt interest"), but may invest up to 20% of its total assets in such securities if in Mitchell Hutchins' judgment, market conditions warrant. In addition, when Mitchell Hutchins believes that there is an insufficient supply of Municipal Securities or during other unusual market conditions, the fund may temporarily hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent that the fund holds cash, such cash would not earn income and would reduce the fund's yield.

      The fund may invest more than 25% of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects such as mass transit or water and sewer works, or securities whose issuers are located in the same state. As a result of such investments, the fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

      The fund may purchase only those Municipal Securities that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined above.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including through entering into reverse repurchase agreements.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

      YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by the funds, an issue may cease to be rated or its rating may be reduced. If a security in the funds' portfolios ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the funds' board, will consider whether the funds should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The funds may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase non-convertible debt obligations with no more than 397 days remaining to maturity at the time of purchase. Descriptions of certain types of short-term obligations are provided below.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      ASSET-BACKED SECURITIES. The funds may invest in securities that are comprised of financial assets. Such assets may include motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The funds may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. The funds' investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives the funds the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      Generally, the funds may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the funds in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The funds may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the funds and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the funds or the issuer. These notes are payable on demand and may or may not be rated.

      INVESTING IN FOREIGN SECURITIES. Premier Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers, and there may be less available information about the service providers (including depositories, banks and brokerage firms that the fund may use for custody of its assets or to effect transactions).

      CREDIT AND LIQUIDITY ENHANCEMENTS. The funds may invest in securities that have credit or liquidity enhancements or the funds may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the funds to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. The credit and liquidity enhancements may have conditions that limit the ability of the funds to use them when the funds wishes to do so. Changes in the credit quality of these could cause losses to the funds and affect their share price.

      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and Statement of Additional Information means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the funds have valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent the funds invest in illiquid securities, they may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet their obligations.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the funds might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the funds, however, could affect adversely the marketability of such portfolio securities, and the funds might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (6) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the funds' portfolios and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the funds purchase securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commit to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the funds and their counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the funds upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the funds may suffer delays, costs and possible losses in connection with the disposition of collateral. The funds intend to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks in accordance with guidelines established by the board.

      REVERSE REPURCHASE AGREEMENTS. Each fund may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, a fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. A fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time a fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of a fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased. The Trust's board has considered the risks to each fund and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with a fund's investment objective and management policies. A fund will maintain in a segregated custodial account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The funds may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the funds later than the normal settlement date for such securities at a stated price and yield. The funds generally would not pay for such securities or start earning interest on them until they are received. However, when the funds undertake a when-issued or delayed delivery obligation, they immediately assume the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the funds on a when-issued or delayed delivery basis may result in the funds' incurring a loss or missing an opportunity to make an alternative investment.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the funds' net asset value. When the funds commit to purchase securities on a when-issued or delayed delivery basis, their custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." The funds may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the funds.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of each fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the funds would continue to pay their own management fees and expenses with respect to all its investments, including shares of other money market funds. The funds may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the funds' liquidity.

      LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing the funds' securities lending program, PaineWebber has been retained to serve as lending agent for the funds. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.

      SEGREGATED ACCOUNTS. When the funds enter into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, they will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to each fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the funds without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the funds or (b) 67% or more of the shares of the funds present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      Each fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

      Each fund will not:

      (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and except that the fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

      (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      (5)   invest more than 10% of its net assets in illiquid securities.

                               *       *       *


      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.



                    ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

      The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust is governed by a board of trustees and officers, which oversees the funds' operations. The board also is authorized to establish additional series.

      The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Margo N. Alexander**; 52      Trustee and      Mrs.    Alexander    is  chairman
                               President       (since    March    1999),   chief
                                               executive  officer and a director
                                               of   Mitchell   Hutchins   (since
                                               January  1995),  and an executive
                                               vice  president and a director of
                                               PaineWebber  (since  March 1984).
                                               Mrs. Alexander is president and a
                                               director   or   trustee   of   32
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Richard Q. Armstrong; 64        Trustee        Mr.  Armstrong   is chairman  and
R.Q.A. Enterprises                             principal of  R.Q.A.  Enterprises
One Old Church Road                            (management    consulting   firm)
Unit #6                                        (since  April 1991 and  principal
Greenwich, CT 06830                            occupation   since  March  1995).
                                               Mr. Armstrong was chairman of the
                                               board,  chief  executive  officer
                                               and   co-owner   of    Adirondack
                                               Beverages      (producer      and
                                               distributor  of soft  drinks  and
                                               sparkling/still  waters) (October
                                               1993-March   1995).   He   was  a
                                               partner   of  The   New   England
                                               Consulting   Group    (management
                                               consulting     firm)    (December
                                               1992-September   1993).   He  was
                                               managing  director  of LVMH  U.S.
                                               Corporation  (U.S.  subsidiary of
                                               the    French     luxury    goods
                                               conglomerate,  Louis Vuitton Moet
                                               Hennessey            Corporation)
                                               (1987-1991)  and  chairman of its
                                               wine  and   spirits   subsidiary,
                                               Schieffelin  &  Somerset  Company
                                               (1987-1991).  Mr.  Armstrong is a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

E. Garrett Bewkes,            Director and     Mr.  Bewkes   is  a  director  of
Jr.**; 73                   Chairman of the    Paine  Webber   Group  Inc.  ("PW
                           Board of Trustees   Group")   (holding    company  of
                                               PaineWebber     and      Mitchell
                                               Hutchins).   Prior  to   December
                                               1995,  he  was a consultant to PW
                                               Group.  Prior  to  1988,  he  was
                                               chairman     of     the    board,
                                               president  and   chief  executive
                                               officer   of  American   Bakeries
                                               Company.   Mr.   Bewkes    is   a
                                               director  of Interstate  Bakeries
                                               Corporation.  Mr.  Bewkes   is  a
                                               director   or   trustee   of   35
                                               investment  companies  for  which
                                               Mitchell   Hutchins,  PaineWebber
                                               or   one  of   their   affiliates
                                               serves  as  investment   adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Richard R. Burt; 52             Trustee        Mr.  Burt  is   chairman  of  IEP
1275 Pennsylvania Ave,                         Advisors,    Inc.  (international
N.W.                                           investments     and    consulting
Washington, DC  20004                          firm)  (since  March  1994) and a
                                               partner  of  McKinsey  &  Company
                                               (management    consulting   firm)
                                               (since   1991).   He  is  also  a
                                               director    of    Archer-Daniels-
                                               Midland     Co.     (agricultural
                                               commodities),           Hollinger
                                               International  Co.  (publishing),
                                               Homestake      Mining      Corp.,
                                               Powerhouse  Technologies Inc. and
                                               Weirton  Steel  Corp.  He was the
                                               chief negotiator in the Strategic
                                               Arms  Reduction  Talks  with  the
                                               former  Soviet Union  (1989-1991)
                                               and the  U.S.  Ambassador  to the
                                               Federal   Republic   of   Germany
                                               (1985-1989).   Mr.   Burt   is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Mary C. Farrell**; 49           Trustee        Ms.   Farrell   is  a    managing
                                               director,    senior    investment
                                               strategist   and  member  of  the
                                               Investment  Policy  Committee  of
                                               PaineWebber.  Ms.  Farrell joined
                                               PaineWebber  in  1982.  She  is a
                                               member of the  Financial  Women's
                                               Association and Women's  Economic
                                               Roundtable   and   appears  as  a
                                               regular  panelist  on Wall $treet
                                               Week  with  Louis  Rukeyser.  She
                                               also   serves  on  the  Board  of
                                               Overseers     of     New     York
                                               University's   Stern   School  of
                                               Business.   Ms.   Farrell   is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Meyer Feldberg; 57              Trustee        Mr.   Feldberg   is   Dean    and
Columbia University                            Professor of  Management  of  the
101 Uris Hall                                  Graduate   School  of   Business,
New York, NY  10027                            Columbia  University.  Prior   to
                                               1989,  he  was  president  of the
                                               Illinois Institute of Technology.
                                               Dean  Feldberg is also a director
                                               of  Primedia,   Inc.,   Federated
                                               Department   Stores,   Inc.   and
                                               Revlon,  Inc.  Dean Feldberg is a
                                               director   or   trustee   of   34
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

George W. Gowen; 70             Trustee        Mr.  Gowen is a  partner  in  the
666 Third Avenue                               law    firm    of     Dunnington,
New York, NY  10017                            Bartholow  &  Miller.  Prior   to
                                               May 1994, he was a partner in the
                                               law firm of Fryer,  Ross & Gowen.
                                               Mr.   Gowen  is  a  director   or
                                               trustee    of    34    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Frederic V. Malek; 62           Trustee        Mr.  Malek is  chairman of Thayer
1455 Pennsylvania Ave,                         Capital     Partners    (merchant
N.W.                                           bank).   From  January  1992   to
Suite 350                                      November  1992,  he  was campaign
Washington, DC  20004                          manager  of    Bush-Quayle   `92.
                                               From  1990 to  1992,  he was vice
                                               chairman  and, from 1989 to 1990,
                                               he  was  president  of  Northwest
                                               Airlines Inc., NWA Inc.  (holding
                                               company  of  Northwest   Airlines
                                               Inc.)  and  Wings  Holdings  Inc.
                                               (holding  company  of NWA  Inc.).
                                               Prior to 1989, he was employed by
                                               the Marriott Corporation (hotels,
                                               restaurants, airline catering and
                                               contract feeding),  where he most
                                               recently  was an  executive  vice
                                               president    and   president   of
                                               Marriott Hotels and Resorts.  Mr.
                                               Malek  is  also  a  director   of
                                               American Management Systems, Inc.
                                               (management     consulting    and
                                               computer    related    services),
                                               Automatic Data Processing,  Inc.,
                                               CB Commercial  Group,  Inc. (real
                                               estate  services),  Choice Hotels
                                               International  (hotel  and  hotel
                                               franchising),   FPL  Group,  Inc.
                                               (electric services),  Manor Care,
                                               Inc.  (health care) and Northwest
                                               Airlines  Inc.  Mr.  Malek  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Carl W. Schafer; 63             Trustee        Mr.  Schafer is president of  the
66 Witherspoon Street,                         Atlantic  Foundation  (charitable
#1100                                          foundation    supporting   mainly
Princeton, NJ  08542                           oceanographic   exploration   and
                                               research).  He is a  director  of
                                               Base    Ten     Systems,     Inc.
                                               (software), Roadway Express, Inc.
                                               (trucking), The Guardian Group of
                                               Mutual   Funds,    the   Harding,
                                               Loevner  Funds,   Evans  Systems,
                                               Inc.  (motor  fuels,  convenience
                                               store and  diversified  company),
                                               Electronic  Clearing House,  Inc.
                                               (financial           transactions
                                               processing),     Frontier     Oil
                                               Corporation and Nutraceutix, Inc.
                                               (biotechnology company). Prior to
                                               January  1993, he was chairman of
                                               the Investment Advisory Committee
                                               of  the  Howard  Hughes   Medical
                                               Institute.   Mr.   Schafer  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Brian M. Storms;** 45           Trustee        Mr.   Storms  is   president  and
                                               chief   operating    officer   of
                                               Mitchell  Hutchins  (since  March
                                               1999).  Prior to March  1999,  he
                                               was   president   of   Prudential
                                               Investments (1996-1999). Prior to
                                               joining  Prudential,   he  was  a
                                               managing   director  at  Fidelity
                                               Investments.   Mr.  Storms  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Anthony G. Balestrieri;      Vice President    Mr.   Balestrieri   is  a  senior
36                                             vice  president  and  a portfolio
                                               manager    in   the    short-term
                                               strategies   group  of   Mitchell
                                               Hutchins.  Mr.  Balestrieri  is a
                                               vice  president of one investment
                                               company   for   which    Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Kris L. Dorr; 35             Vice President    Ms.   Dorr  is  a    first   vice
                                               president and a portfolio manager
                                               in  the   short-term   strategies
                                               group of Mitchell  Hutchins.  Ms.
                                               Dorr is a vice  president  of one
                                               investment   company   for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Elbridge T. Gerry III; 42    Vice President    Mr.   Gerry  is  a   senior  vice
                                               president and a portfolio manager
                                               of  Mitchell  Hutchins.  Prior to
                                               January  1996,  he was with J. P.
                                               Morgan  Private  Banking where he
                                               was   responsible   for  managing
                                               municipal    assets,    including
                                               several municipal bond funds. Mr.
                                               Gerry is a vice president of five
                                               investment   company   for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

John J. Lee; 31            Vice President and  Mr. Lee is a  vice  president and
                          Assistant Treasurer  a  manager  of  the  mutual  fund
                                               finance  department  of  Mitchell
                                               Hutchins.   Prior  to   September
                                               1997,  he was an audit manager in
                                               the financial  services  practice
                                               of Ernst & Young LLP.  Mr. Lee is
                                               a vice  president  and  assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their  affiliates  serves  as  an
                                               investment adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Kevin J. Mahoney; 33       Vice President and  Mr.  Mahoney  is   a  first  vice
                          Assistant Treasurer  president  and  a senior  manager
                                               of  the   mutual   fund   finance
                                               department of Mitchell  Hutchins.
                                               From  August 1996  through  March
                                               1999,  he was the  manager of the
                                               mutual  fund   internal   control
                                               group of  Salomon  Smith  Barney.
                                               Prior to August  1996,  he was an
                                               associate and assistant treasurer
                                               of BlackRock Financial Management
                                               L.P.   Mr.   Mahoney  is  a  vice
                                               president and assistant treasurer
                                               of 32  investment  companies  for
                                               which     Mitchell      Hutchins,
                                               PaineWebber   or  one  of   their
                                               affiliates  serves as  investment
                                               adviser.

Michael H. Markowitz; 33     Vice President    Mr.  Markowitz  is a  first  vice
                                               president and a portfolio manager
                                               in  the   short-term   strategies
                                               group of Mitchell  Hutchins.  Mr.
                                               Markowitz is a vice  president of
                                               one investment  company for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Dennis McCauley; 52          Vice President    Mr.   McCauley   is  a   managing
                                               director  and  chief   investment
                                               officer--fixed income of Mitchell
                                               Hutchins. Prior to December 1994,
                                               he was  director of fixed  income
                                               investments  of IBM  Corporation.
                                               Mr.  McCauley is a vice president
                                               of 22  investment  companies  for
                                               which     Mitchell      Hutchins,
                                               PaineWebber   or  one  of   their
                                               affiliates  serves as  investment
                                               adviser.

Kevin P. McIntyre; 32        Vice President    Mr.    McIntyre    is    a   vice
                                               president and a portfolio manager
                                               of   Mitchell    Hutchins.    Mr.
                                               McIntyre is a vice  president  of
                                               one investment  company for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Ann E. Moran; 42           Vice President and  Ms.  Moran  is  a vice  president
                          Assistant Treasurer  and  a  manager   of  the  mutual
                                               fund   finance    department   of
                                               Mitchell Hutchins. Ms. Moran is a
                                               vice   president   and  assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Dianne E. O'Donnell; 47    Vice President and  Ms.  O'Donnell  is  a senior vice
                               Secretary       president  and   deputy   general
                                               counsel of Mitchell Hutchins. Ms.
                                               O'Donnell is a vice president and
                                               secretary   of   31    investment
                                               companies  and a  vice  president
                                               and  assistant  secretary  of one
                                               investment   company   for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Emil Polito; 38              Vice President    Mr.  Polito  is   a  senior  vice
                                               president    and    director   of
                                               operations    and   control   for
                                               Mitchell Hutchins.  Mr. Polito is
                                               a vice president of 32 investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Susan Ryan; 39               Vice President    Ms.   Ryan  is   a  senior   vice
                                               president and  portfolio  manager
                                               of Mitchell Hutchins and has been
                                               with  Mitchell   Hutchins   since
                                               1982.   Ms.   Ryan   is  a   vice
                                               president   of  five   investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Victoria E. Schonfeld; 48    Vice President    Ms.   Schonfeld   is  a  managing
                                               director  and general  counsel of
                                               Mitchell   Hutchins   (since  May
                                               1994) and a senior vice president
                                               of PaineWebber (since July 1995).
                                               Ms. Schonfeld is a vice president
                                               of 31 investment  companies and a
                                               vice  president  and secretary of
                                               one investment  company for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

Paul H. Schubert; 36       Vice President and  Mr.  Schubert  is  a senior  vice
                               Treasurer       president  and  director  of  the
                                               mutual fund finance department of
                                               Mitchell  Hutchins.  Mr. Schubert
                                               is a vice president and treasurer
                                               of 32  investment  companies  for
                                               which     Mitchell      Hutchins,
                                               PaineWebber   or  one  of   their
                                               affiliates  serves as  investment
                                               adviser.

Barney A. Taglialatela;    Vice President and  Mr.   Taglialatela   is  a   vice
38                        Assistant Treasurer  president  and a  manager  of the
                                               mutual fund finance department of
                                               Mitchell   Hutchins.   Prior   to
                                               February  1995,  he was a manager
                                               of  the   mutual   fund   finance
                                               division of Kidder  Peabody Asset
                                               Management, Inc. Mr. Taglialatela
                                               is a vice president and assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Debbie Vermann; 40           Vice President    Ms.  Vermann is  a vice president
                                               and  a   portfolio   manager   of
                                               Mitchell Hutchins. Ms. Vermann is
                                               a   vice   president   of   three
                                               investment   company   for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

                                                 BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS*; AGE   POSITION WITH TRUST           DIRECTORSHIPS
 ----------------------   -------------------           -------------

Keith A. Weller; 38        Vice President and  Mr.   Weller  is   a  first  vice
                          Assistant Secretary  president and  associate  general
                                               counsel  of  Mitchell   Hutchins.
                                               Prior  to  May  1995,  he  was an
                                               attorney in private practice. Mr.
                                               Weller  is a vice  president  and
                                               assistant    secretary    of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser. -------------
                                               * Unless otherwise indicated, the
                                               business  address of each  listed
                                               person  is  1285  Avenue  of  the
                                               Americas,   New  York,  New  York
                                               10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act of by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

      The Trust pays each board member who is not an "interested person" of the Trust $1,000 annually and up to $150 for each board meeting and each meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers of the Trust own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because Correspondent Services
Corporation and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the Trust's current board members who held office with the funds or with other PaineWebber funds during the fiscal year ended December 31, 1998.


                               COMPENSATION TABLE+



                                            AGGREGATE       TOTAL COMPENSATION
                                          COMPENSATION      FROM THE TRUST AND
            NAME OF PERSON, POSITION     FROM THE TRUST*    THE TRUST COMPLEX**

         Richard Q. Armstrong,                                 $101,372
             Trustee
         Richard R. Burt,                                      $101,372
             Trustee
         Meyer Feldberg,                                       $116,222
             Trustee
         George W. Gowen,                                      $108,272
             Trustee
         Frederic V. Malek,                                    $101,372
             Trustee
         Carl W. Schafer,                                      $101,372
             Trustee

--------------------

+ Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member for the fiscal year ended December 31, 1998.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of [__________], 1999, the funds' records showed [no] shareholders as owning 5% or more of any class of the funds' shares.

                     INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator pursuant to a contract ("Advisory and Administration Contract"). Under the Advisory and Administration Contract, each fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.20% of average daily net assets.

      Services   provided  by  Mitchell   Hutchins   under  the   Advisory   and
Administration Contract, as discussed below, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

      During each of the periods indicated,  Mitchell Hutchins was paid the fees
indicated   below  under  the   predecessor   agreements  to  the  Advisory  and
Administration Contract:


                                                FISCAL YEAR ENDED DECEMBER 31
                                        ----------------------------------------------
                                           1998             1997             1996
                                        -----------      ------------     ------------
       Premier Money Market Fund...     $1,328,616        $1,088,088         $950,074
       Premier Tax-Free Money Market     $ 113,647          $ 79,470          $ 9,950
       Fund........................

      Under a contract with BISYS Fund Services Ohio, Inc. ("BISYS") ("BISYS Administration Contract"), BISYS served as the administrator prior to [__________,] 1999. Under the BISYS Administration Contract, each fund paid BISYS a fee, computed daily and paid monthly, at an annual rate of .10% of the value of each fund's average daily net assets. For the fiscal years ended December 31, 1998, 1997 and 1996, Premier Money Market Fund and Premier Tax-Free Money Market Fund paid BISYS fees in the amount of $1,328,616, $1,088,088 and $950,074; and $66,199, $26,487 and $0, respectively.

      Pursuant to the terms of a Special Management Services Agreement among the funds, Mitchell Hutchins and BISYS, each fund had agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of each fund's average daily net asset value. [BISYS has undertaken not to require further payment under the Special Management Services Agreement.] The fees payable to Mitchell Hutchins by Premier Money Market Fund under the Special Management Services Agreement for the fiscal years ended December 31, 1998, 1997 and 1996, amounted to $664,308, $554,044 and $461,556, respectively; however, pursuant to an undertaking, Mitchell Hutchins waived its fee in its entirety for each such fiscal year. The fees payable to Mitchell Hutchins by Premier Tax-Free Money Market Fund under the Special Management Services Agreement for the fiscal years ended December 31, 1998, 1997 and 1996, amounted to $56,824, $46,747 and $9,950, respectively, which amounts were waived in their entirety pursuant to an undertaking.

      Under the Advisory and Administration Contract, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the funds'outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the funds.

      Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of directors in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the directors and officers who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those directors who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; costs of mailing such materials to existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the directors and officers; and (18) costs of mailing, stationery and communications equipment.

      SECURITIES LENDING. During the fiscal year ended December 31, 1998, the funds [did not] pay fees to PaineWebber for its services as lending agent because the funds did not engage in any securities lending activities.

      NET ASSETS. The following table shows the approximate net assets as of [_________], 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                  NET ASSETS
                           INVESTMENT CATEGORY                      ($MIL)

          Domestic (excluding Money Market)...........

          Global......................................

          Equity/Balanced.............................

          Fixed Income (excluding Money Market).......

          Taxable Fixed Income........................

          Tax-Free Fixed Income.......................

          Money Market Funds..........................


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously.

                             PORTFOLIO TRANSACTIONS

      The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

      The Advisory and Administration Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the funds' portfolio securities. It directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the funds. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the funds or Mitchell Hutchins with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Agency transactions in over-the-counter securities are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that Mitchell Hutchins obtain multiple quotes from dealers before executing the transaction on an agency basis. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Research services furnished by the dealers with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the funds. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory and Administration Contract.

      [To date, the funds have paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis advice and similar services.]

      Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount according to a formula deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

      As of [June 30,  1999], the funds owned securities issued by the following
companies which are regular broker-dealers for the funds:  [                  ].

                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the funds to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

      Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Investment Representative or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial insitition may be subject to a service charge by that broker-dealer or other financial institution.

      SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form." The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

      The funds' net asset values per share are determined by the funds' custodian, [to be determined] as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the [___________] offices of the funds' custodian and the funds' transfer agent, BISYS ("Transfer Agent") and the New York City offices of Mitchell Hutchins and Mitchell Hutchins' bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

      Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this Statement of Additional Information. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

      In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used.

                             PERFORMANCE INFORMATION

      The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n  =  ERV
     where:     P =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
                T = average annual total return of shares of that class n = number of years
              ERV = ending  redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

      The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

      The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                            PREMIER MONEY MARKET FUND

                                          RETAIL SHARES     INSTITUTIONAL SHARES
     Year ended December 31, 1998:
           Standardized Return..........
           Non-Standardized Return......
     Five Years ended December 31, 1998:
           Standardized
     Return.................
           Non-Standardized Return......
     Ten Years ended December 31,  1998:
           Standardized Return..........
           Non-Standardized  Return.....
     Inception* to December 31,  1998:
           Standardized Return..........
           Non-Standardized Return......

--------------
* The inception date for the fund is March 6, 1990.

                       PREMIER TAX-FREE MONEY MARKET FUND

                                          RETAIL SHARES     INSTITUTIONAL SHARES
     Year ended December 31, 1998:
           Standardized Return..........
           Non-Standardized Return......
     Five Years ended December 31, 1998:
           Standardized
     Return.............................
           Non-Standardized Return......
     Ten Years ended December 31,  1998:
           Standardized Return..........
           Non-Standardized  Return.....
     Inception* to December 31,  1998:
           Standardized Return..........
           Non-Standardized Return......

--------------
* The inception date for the fund is October 7, 1996.

      CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                   EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

      The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      Premier Money Market Fund and Premier Tax-Free Money Market Fund's yields and effective yields for the seven-day period ended December 31, 1998 were [________] and [___________]; and [___________] and [___________], respectively.

      OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

      The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investment would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

      BACKUP WITHHOLDING. The funds are required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds, the investor's Investment Representative or his or her financial institution with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a RIC under the Internal Revenue Code, the funds must distribute to their shareholders for each taxable year at least 90% of their investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the funds must derive at least 90% of their gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the funds' taxable year, at least 50% of the value of their total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the funds' total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of the funds' total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the funds failed to qualify for treatment as a RIC for any taxable year, (a) they would be taxed as an ordinary trust on the full amount of their taxable income for that year without being able to deduct the distributions they makes to their shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the funds' earnings and profits. In addition, the funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

      PRIOR NAMES. Prior to [_________], 1999, the funds were series of [_______ ____________]. Premier Money Market Fund was known as [_______________________
_________________________________] and Premier Tax-Free Money Market Fund was known as [___________________________________________________________].

      Prior to July 28, 1999, the name of the Trust was "Mitchell Hutchins Institutional Series."

      VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members.

      The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The Fund's custodian, located at [___________________________________], serves as custodian and recordkeeping agent for the funds. BISYS, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the funds' transfer and dividend disbursing agent.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent accountants for the funds.


                              FINANCIAL STATEMENTS

The funds' Annual Report to Shareholders for its last fiscal year ended December 31, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE  INFORMATION
CONTAINED   OR   REFERRED   TO  IN   THE
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL  INFORMATION.  THE  FUNDS AND
THEIR  DISTRIBUTOR  HAVE NOT  AUTHORIZED
ANYONE TO PROVIDE  YOU WITH  INFORMATION
THAT IS DIFFERENT.  THE  PROSPECTUS  AND
THIS STATEMENT OF ADDITIONAL INFORMATION
IS NOT AN  OFFER TO SELL  SHARES  OF THE
FUNDS  IN  ANY  JURISDICTION  WHERE  THE
FUNDS  OR  THEIR   DISTRIBUTOR  MAY  NOT              LIR Premier Money
LAWFULLY SELL THOSE SHARES.                             Market Fund
                                                    LIR Premier Tax-Free
                                                      Money Market Fund
                -----------


                                      ------------------------------------------
                                             Statement of Additional Information
                                                             [_______ ___], 1999
                                      ------------------------------------------














(C)1999 Mitchell Hutchins Asset Management Inc.

                            PART C. OTHER INFORMATION


Item 23. Exhibits

(1)      (a)      Trust Instrument 1/

         (b) Amendment to Trust Instrument effective July 28, 1999 (to be filed)

(2)      By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(4)      (a)  Investment  Advisory  and  Administration  Contract  for  Mitchell
              Hutchins LIR Select Money Fund (to be filed)

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

(5)      (a)  Distribution Contract  for Mitchell Hutchins LIR Select Money Fund
              (to be filed)

         (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

(6)      Bonus, profit sharing or pension plans - none

(7)      Custodian Agreement (to be filed)

(8)      (a)   Transfer Agency Agreement (to be filed)

         (b)   Shareholder Service Plan (to be filed)

         (c)   Shareholder Service Agreement (to be filed)

(9)      Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent 1/

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 (to be filed)

         (b)      Plan Agreement (to be filed)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 1/


--------------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25.  Indemnification
          ---------------

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.
Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICPAL INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS PORTFOLIOS
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.

         b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as trustees or officers of the Trust. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                          Positions and Offices
Name                      With Registrant           Positions and Offices With Underwriter
----                      ---------------           --------------------------------------

Margo N. Alexander        Trustee and President     Executive Vice President and Director of
                                                    PaineWebber

Mary C. Farrell           Trustee                   Managing Director, Senior Investment
                                                    Strategist and member of the Investment
                                                    Policy Committee

Brian M. Storms           Trustee                   President and Chief Operating Officer of
                                                    Mitchell Hutchins



         c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

         Not applicable.

Item 30.  Undertakings
          ------------

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of July, 1999.

                                   MITCHELL HUTCHINS LIR MONEY SERIES

                                   By:  /s/ Dianne E. O'Donnell
                                        ---------------------------
                                            Dianne E. O'Donnell
                                            Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                           Date
---------                           -----                           ----

/s/ Margo N. Alexander              President and Trustee          July 30, 1999
---------------------------         (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman           July 30, 1999
---------------------------         of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                        July 30, 1999
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                        July 30, 1999
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                        July 30, 1999
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                        July 30, 1999
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                        July 30, 1999
---------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                        July 30, 1999
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                        July 30, 1999
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                        July 30, 1999
---------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and Treasurer   July 30, 1999
---------------------------         (Chief Financial and Accounting
Paul H. Schubert                     Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins Institutional Series, SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed July 1, 1999.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX
                                  -------------


Exhibit
Number


(1)      (a)      Trust Instrument 1/

         (b) Amendment to Trust Instrument effective July 28, 1999 (to be filed)

(2)      By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(4)      (a)      Investment Advisory and Administration Contract for Mitchell
                  Hutchins LIR Select Money Fund (to be filed)

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)

(5)      (a)      Distribution Contract  for Mitchell Hutchins LIR Select Money
                  Fund (to be filed)

         (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (to be filed)


(6)      Bonus, profit sharing or pension plans - none

(7)      Custodian Agreement (to be filed)

(8)      (a)      Transfer Agency Agreement (to be filed)

         (b)      Shareholder Service Plan (to be filed)

         (c)      Shareholder Service Agreement (to be filed)

(9)      Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent 1/


(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 (to be filed)

         (b)      Plan Agreement (to be filed)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 1/

---------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.